Portfolio of Investments (unaudited)
As of July 31, 2026
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—112.3%
AUSTRALIA—5.2%
Diversified REITs—1.1%
Stockland, REIT	1,351,525	$4,045,614
Industrial REITs—2.6%
Goodman Group, REIT	458,452	9,544,474
Retail REITs—1.5%
Scentre Group, REIT	2,092,908	5,746,110
Total Australia		19,336,198
BELGIUM—2.1%
Health Care REITs—1.0%
Aedifica SA, REIT	48,569	3,927,496
Industrial REITs—1.1%
Warehouses De Pauw CVA, REIT	154,285	3,970,518
Total Belgium		7,898,014
FRANCE—3.7%
Diversified REITs—0.9%
Covivio SA, REIT	56,266	3,434,875
Retail REITs—2.8%
Unibail-Rodamco-Westfield, REIT(a)	87,016	10,601,893
Total France		14,036,768
GERMANY—1.3%
Real Estate Operating Companies—1.3%
TAG Immobilien AG	306,509	4,897,820
HONG KONG—1.6%
Real Estate Operating Companies—0.7%
Hongkong Land Holdings Ltd.	324,800	2,633,718
Retail REITs—0.9%
Link REIT	713,900	3,558,429
Total Hong Kong		6,192,147
JAPAN—7.0%
Diversified Real Estate Activities—3.6%
Mitsubishi Estate Co. Ltd.	352,100	8,547,991
Sumitomo Realty & Development Co. Ltd.	224,500	5,032,016
		13,580,007
Industrial REITs—1.2%
Japan Logistics Fund, Inc., REIT	3,111	1,929,134
Nippon Prologis REIT, Inc.	4,426	2,515,323
		4,444,457
Multi-Family Residential REITs—1.2%
Comforia Residential REIT, Inc.	3,506	2,247,107
Mitsui Fudosan Accommodations Fund, Inc., REIT	2,842	2,189,618
		4,436,725
Retail REITs—1.0%
Japan Metropolitan Fund Invest, REIT	5,201	3,841,805
Total Japan		26,302,994
MEXICO—0.7%
Real Estate Operating Companies—0.7%
Corp. Inmobiliaria Vesta SAB de CV	733,833	2,536,288
NETHERLANDS—2.1%
Real Estate Operating Companies—1.6%
CTP NV(b)	319,036	5,764,845
	Shares	Value

Retail REITs—0.5%
Eurocommercial Properties NV, REIT	59,581	$1,927,280
Total Netherlands		7,692,125
SINGAPORE—2.1%
Diversified Real Estate Activities—0.1%
UOL Group Ltd.	79,300	611,904
Diversified REITs—1.2%
CapitaLand Integrated Commercial Trust, REIT	2,263,527	4,392,907
Industrial REITs—0.4%
UI Boustead REIT(a)	2,513,900	1,568,186
Retail REITs—0.4%
Lendlease Global Commercial REIT	2,963,300	1,362,605
Total Singapore		7,935,602
SWEDEN—0.5%
Real Estate Operating Companies—0.5%
Catena AB	42,922	1,783,161
SWITZERLAND—1.8%
Real Estate Operating Companies—1.8%
PSP Swiss Property AG	37,144	6,701,367
UNITED KINGDOM—1.9%
Industrial REITs—0.9%
LondonMetric Property PLC, REIT	685,852	1,813,122
Segro PLC, REIT	123,091	1,607,902
		3,421,024
Office REITs—0.6%
Derwent London PLC, REIT	80,193	2,274,007
Self Storage REITs—0.4%
Safestore Holdings PLC, REIT	160,165	1,336,079
Total United Kingdom		7,031,110
UNITED STATES—82.3%
Data Center REITs—12.7%
Blackstone Digital Infrastructure Trust, Inc., REIT(a)	256,600	5,339,846
Digital Realty Trust, Inc., REIT(c)	79,853	15,053,888
Equinix, Inc., REIT(c)	26,482	26,992,573
		47,386,307
Health Care REITs—23.9%
American Healthcare REIT, Inc.	276,464	15,371,398
Omega Healthcare Investors, Inc., REIT(c)	147,897	7,488,025
Ventas, Inc., REIT(c)	197,171	18,437,460
Welltower, Inc., REIT(c)	206,047	48,305,659
		89,602,542
Hotel & Resort REITs—1.8%
Host Hotels & Resorts, Inc., REIT(c)	263,423	6,619,820
Industrial REITs—7.2%
Prologis, Inc., REIT(c)	185,517	26,827,613
Multi-Family Residential REITs—4.1%
Camden Property Trust, REIT	70,435	7,804,903
Mid-America Apartment Communities, Inc., REIT(c)	57,351	7,589,831
		15,394,734
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Office REITs—2.8%
Highwoods Properties, Inc., REIT	172,196	$5,704,854
Kilroy Realty Corp., REIT	121,065	4,699,743
		10,404,597
Other Specialized REITs—4.6%
EPR Properties, REIT	118,680	7,366,467
Iron Mountain, Inc., REIT(c)	80,412	9,835,996
		17,202,463
Retail REITs—19.5%
Brixmor Property Group, Inc., REIT	273,448	8,616,346
Curbline Properties Corp., REIT	212,989	6,525,983
InvenTrust Properties Corp., REIT(c)	159,500	5,647,895
NNN REIT, Inc.(c)	92,279	4,385,098
Realty Income Corp., REIT(c)	273,322	17,457,076
Regency Centers Corp., REIT(c)	113,140	9,084,011
Simon Property Group, Inc., REIT(c)	92,751	21,274,297
		72,990,706
Self Storage REITs—4.1%
Public Storage, REIT(c)	47,567	15,419,794
Single-Family Residential REITs—1.6%
Invitation Homes, Inc., REIT	198,598	5,902,333
Total United States		307,750,909
Total Common Stocks		420,094,503
	Shares	Value
SHORT-TERM INVESTMENT—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(d)	6,736	$6,736
Total Short-Term Investment		6,736
Total Investments (Cost $326,937,273)—112.3%		420,101,239
Liabilities in Excess of Other Assets—(12.3%)		(46,053,576)
Net Assets—100.0%		$374,047,663

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.
(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund maysweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;

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Notes to Portfolio of Investments  (concluded)
July 31, 2026 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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